Investment Securities (Securities in a Continuous Unrealized Loss Position) (Details) $ in Thousands	Mar. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($) security
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities in a continuous unrealized loss position, number | security	107	126	67
Securities in a continuous unrealized loss position, less than 12 months, fair value	$ 80,913	$ 89,158	$ 44,846
Securities in a continuous unrealized loss position, less than 12 months, unrealized losses	(1,087)	(1,457)	(436)
Securities in a continuous unrealized loss position, 12 months or longer, fair value	8,718	9,089	13,606
Securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	(320)	(230)	(471)
Securities in a continuous unrealized loss position, fair value	89,631	98,247	58,452
Securities in a continuous unrealized loss position, unrealized losses	$ (1,407)	$ (1,687)	$ (907)
US Treasury securities and obligations of US Government sponsored corporations (GSE) and agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities in a continuous unrealized loss position, number | security	2	3	3
Securities in a continuous unrealized loss position, less than 12 months, fair value	$ 5,630	$ 7,090	$ 5,481
Securities in a continuous unrealized loss position, less than 12 months, unrealized losses	(93)	(151)	(42)
Securities in a continuous unrealized loss position, 12 months or longer, fair value	0	0	0
Securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	0	0	0
Securities in a continuous unrealized loss position, fair value	5,630	7,090	5,481
Securities in a continuous unrealized loss position, unrealized losses	$ (93)	$ (151)	$ (42)
Residential collateralized mortgage obligations- GSE [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities in a continuous unrealized loss position, number | security	7	7	2
Securities in a continuous unrealized loss position, less than 12 months, fair value	$ 18,259	$ 17,242	$ 5,894
Securities in a continuous unrealized loss position, less than 12 months, unrealized losses	(245)	(275)	(36)
Securities in a continuous unrealized loss position, 12 months or longer, fair value	0	0	0
Securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	0	0	0
Securities in a continuous unrealized loss position, fair value	18,259	17,242	5,894
Securities in a continuous unrealized loss position, unrealized losses	$ (245)	$ (275)	$ (36)
Residential mortgage backed securities - GSE [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities in a continuous unrealized loss position, number | security	28	29	19
Securities in a continuous unrealized loss position, less than 12 months, fair value	$ 26,717	$ 26,581	$ 20,911
Securities in a continuous unrealized loss position, less than 12 months, unrealized losses	(228)	(216)	(175)
Securities in a continuous unrealized loss position, 12 months or longer, fair value	0	3,542	3,980
Securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	0	(16)	(56)
Securities in a continuous unrealized loss position, fair value	26,717	30,123	24,891
Securities in a continuous unrealized loss position, unrealized losses	$ (228)	$ (232)	$ (231)
Obligations of state and political subdivisions [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities in a continuous unrealized loss position, number | security	59	74	32
Securities in a continuous unrealized loss position, less than 12 months, fair value	$ 19,555	$ 25,545	$ 2,760
Securities in a continuous unrealized loss position, less than 12 months, unrealized losses	(378)	(611)	(19)
Securities in a continuous unrealized loss position, 12 months or longer, fair value	764	0	6,465
Securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	(12)	0	(49)
Securities in a continuous unrealized loss position, fair value	20,319	25,545	9,225
Securities in a continuous unrealized loss position, unrealized losses	$ (390)	$ (611)	$ (68)
Trust preferred debt securities - single issuer [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities in a continuous unrealized loss position, number | security	4	4	4
Securities in a continuous unrealized loss position, less than 12 months, fair value	$ 0	$ 0	$ 0
Securities in a continuous unrealized loss position, less than 12 months, unrealized losses	0	0	0
Securities in a continuous unrealized loss position, 12 months or longer, fair value	2,267	2,272	2,136
Securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	(212)	(206)	(338)
Securities in a continuous unrealized loss position, fair value	2,267	2,272	2,136
Securities in a continuous unrealized loss position, unrealized losses	$ (212)	$ (206)	$ (338)
Corporate debt securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities in a continuous unrealized loss position, number | security	5	6	4
Securities in a continuous unrealized loss position, less than 12 months, fair value	$ 10,752	$ 12,700	$ 9,214
Securities in a continuous unrealized loss position, less than 12 months, unrealized losses	(143)	(204)	(153)
Securities in a continuous unrealized loss position, 12 months or longer, fair value	4,907	1,999	0
Securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	(93)	(1)	0
Securities in a continuous unrealized loss position, fair value	15,659	14,699	9,214
Securities in a continuous unrealized loss position, unrealized losses	$ (236)	$ (205)	$ (153)
Other debt obligations [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities in a continuous unrealized loss position, number | security	2	3	3
Securities in a continuous unrealized loss position, less than 12 months, fair value	$ 0	$ 0	$ 586
Securities in a continuous unrealized loss position, less than 12 months, unrealized losses	0	0	(11)
Securities in a continuous unrealized loss position, 12 months or longer, fair value	780	1,276	1,025
Securities in a continuous unrealized loss position, 12 months or longer, unrealized losses	(3)	(7)	(28)
Securities in a continuous unrealized loss position, fair value	780	1,276	1,611
Securities in a continuous unrealized loss position, unrealized losses	$ (3)	$ (7)	$ (39)